Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net [Abstract]
Schedule of intangible assets
Acquisition cost:	As January 1, 2020		Additions	Disposals	As of January 3, 2021
Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		21,651	24,333	-	45,984
Brands and logo rights		7,608	276	(2,491)	5,393
	Ps.	346,259	24,609	(2,491)	368,377

Accumulated amortization:	As of January 1, 2020		Amortization expense	Disposals	As of January 3, 2021
Customer relationships	Ps.	(30,933)	(6,400)	-	(37,333)
Software		(421)	(6,675)	-	(7,096)
Brands and logo rights		(3,940)	(647)	-	(4,587)
	Ps.	(35,294)	(13,722)	-	(49,016)

Acquisition cost:	As of January 3, 2021		Additions	Disposals	As of December 31, 2021
Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		45,984	65,356	-	111,340
Brands and logo rights		5,393	70	-	5,463
	Ps.	368,377	65,426	-	433,803

Accumulated amortization:	As of January 3, 2021		Amortization expense	Disposals	As of December 31, 2021
Customer relationships	Ps.	(37,333)	(6,400)	-	(43,733)
Software		(7,096)	(8,377)	-	(15,473)
Brands and logo rights		(4,587)	(250)	-	(4,837)
	Ps.	(49,016)	(15,027)	-	(64,043)

Schedule acquisition cost
Acquisition cost:	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022
Brand	Ps.	253,000	840,616	9,493	-	(1,003)	1,102,106
Customer relationships		64,000	553,808	-	-	-	617,808
Software		111,340	-	41,443	-	-	152,783
Brands and logo rights		5,463	-	109	-	-	5,572
	Ps.	433,803	1,394,424	51,045	-	(1,003)	1,878,269

Accumulated amortization:	As of December 31, 2021		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2022
Customer relationships	Ps.	(43,733)	(40,412)	-	-	(84,145)
Software		(15,473)	(29,686)	-	-	(45,159)
Brands and logo rights		(4,837)	(246)	-	-	(5,083)
	Ps.	(64,043)	(70,344)	-	-	(134,387)

Schedule of customers relationships balances
	As of December 31, 2022		As of December 31, 2021	As of January 3, 2021
Betterware	Ps.	13,867	20,267	26,667
JAFRA Mexico		519,796	-	-
Total of customers relationships	Ps.	533,663	20,267	26,667